Note 20 - Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 34,503	€ 45,640
Financial assets at fair value through other comprehensive income	[1]	1,303	3,201
Loans	[1]	132	11
Other	[1]	236	0
Total	[1]	€ 36,174	€ 48,851

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.